Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2020
OTHER FINANCIAL ASSETS
Summary of Other Financial Assets

	Current		Non-current
	12-31-2020	12-31-2019	12-31-2020	12-31-2019
Other Financial Assets	ThCh$	ThCh$	ThCh$	ThCh$
Financial assets at fair value with changes in other comprehensive income	127,854	127,854	2,326,480	2,349,223
Financial assets Financial assets measured at amortized cost	808,692	860,425	—	—
Hedging derivatives	1,000,964	322,316	16,422,737	4,871,397
Non-Hedging derivatives	1,414,894	—	1,911,233	—
Total	3,352,404	1,310,595	20,660,450	7,220,620